Document And Entity Information	Aug. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2021
Entity Registrant Name	Janux Therapeutics, Inc.
Entity Central Index Key	0001817713
Entity Emerging Growth Company	true
Entity File Number	001-40475
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2289112
Entity Address, Address Line One	11099 N. Torrey Pines Road, Suite 290
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	750-4700
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	JANX
Security Exchange Name	NONE